Convertible Debt (Tables)	9 Months Ended
Sep. 30, 2025
Convertible Debt
Schedule of convertible debt

For the Nine Months Ended September 30, 2025
Purchase price of convertible promissory notes	$5,000,000
Less: unamortized original issuance discount	(179,206)
Less: unamortized debt issuance cost	(120,000)
Net convertible promissory note	$4,700,794